Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Property and Equipment

The components of property and equipment as of December 31, at cost are:

	2012	2011
Computers	$9,000	$7,000
Office furniture and equipment	94,000	94,000
Leasehold improvements	229,000	229,000
Total cost	332,000	330,000
Accumulated depreciation and amortization	(308,000)	(245,000)
Property and equipment, net	$24,000	$85,000

The Company’s depreciation expense for the years ended December 31, 2012 and 2011 was $64,000 and $66,000, respectively.